Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.1%)
Communication Services (4.9%)
	Nexstar Media Group Inc. Class A	139,025	24,360
	John Wiley & Sons Inc. Class A	237,095	12,557
	Madison Square Garden Entertainment Corp.	85,698	5,809
	Paramount Global Inc. Class B	152,930	5,250
	Interpublic Group of Cos. Inc.	123,324	3,975
	Manchester United plc Class A	195,652	2,496
	Madison Square Garden Sports Corp.	14,206	2,328
			56,775
Consumer Discretionary (9.7%)
	Lithia Motors Inc. Class A	54,737	16,666
*	Victoria's Secret & Co.	338,664	13,956
*	Adtalem Global Education Inc.	284,749	9,289
*	Helen of Troy Ltd.	38,006	7,038
*	Leslie's Inc.	352,098	6,838
*	Modine Manufacturing Co.	563,098	6,656
	Kontoor Brands Inc.	150,814	6,043
	Mattel Inc.	237,793	5,973
	Cheesecake Factory Inc.	168,509	5,504
	LCI Industries	35,164	4,203
	OneSpaWorld Holdings Ltd.	436,320	4,101
*	Perdoceo Education Corp.	352,147	3,842
*	Stoneridge Inc.	179,741	3,717
	Mohawk Industries Inc.	25,020	3,539
	Gentex Corp.	110,970	3,449
	Boyd Gaming Corp.	55,329	3,252
	Royal Caribbean Cruises Ltd.	47,736	2,772
*	Lands' End Inc.	233,967	2,714
*	LGI Homes Inc.	21,930	2,149
			111,701
Consumer Staples (1.5%)
	Spectrum Brands Holdings Inc.	174,011	15,268
	J M Smucker Co.	16,063	2,014
			17,282
Energy (6.5%)
	PDC Energy Inc.	200,421	15,861
	Magnolia Oil & Gas Corp. Class A	500,974	13,832
*	DTE Midstream LLC	208,810	12,132
	Viper Energy Partners LP	350,426	11,760
	Coterra Energy Inc.	255,057	8,756
	Rattler Midstream LP	343,168	5,865
	International Seaways Inc.	166,146	4,009

		Shares	Market Value ($000)
	Core Laboratories NV	119,353	3,364
			75,579
Financials (17.5%)
	PacWest Bancorp	593,323	18,737
	Starwood Property Trust Inc.	637,770	15,236
	Popular Inc.	138,375	11,307
	Wintrust Financial Corp.	116,009	10,138
	Columbia Banking System Inc.	320,739	9,670
	First BanCorp. (XNYS)	638,252	9,529
	Washington Federal Inc.	293,632	9,528
	Pinnacle Financial Partners Inc.	113,122	9,210
	First Merchants Corp.	209,416	8,620
	BankUnited Inc.	206,774	8,614
	Argo Group International Holdings Ltd.	196,584	8,327
	Flushing Financial Corp.	355,986	8,223
*	Bancorp Inc.	371,331	7,735
	Pacific Premier Bancorp Inc.	205,908	6,704
	Webster Financial Corp.	129,443	6,354
	BGC Partners Inc. Class A	1,885,420	6,147
	WSFS Financial Corp.	119,053	5,093
	Renasant Corp.	161,950	5,011
*	NMI Holdings Inc. Class A	263,176	4,898
	Northern Trust Corp.	41,931	4,686
	Evercore Inc. Class A	40,542	4,630
	PJT Partners Inc. Class A	56,701	4,300
	KKR & Co. Inc.	78,178	4,285
	First American Financial Corp.	50,091	3,035
	BOK Financial Corp.	34,195	2,947
	Lazard Ltd. Class A	78,590	2,771
	Affiliated Managers Group Inc.	19,685	2,630
*	Green Dot Corp. Class A	91,108	2,628
	Janus Henderson Group plc	41,638	1,171
			202,164
Health Care (6.2%)
*	Syneos Health Inc.	211,510	15,628
*	Enovis Corp.	161,886	10,739
*	Envista Holdings Corp.	215,503	9,275
*	Pacira BioSciences Inc.	98,716	6,244
*	NuVasive Inc.	95,012	5,455
*	Varex Imaging Corp.	223,370	5,146
*	Acadia Healthcare Co. Inc.	67,147	4,779
	Laboratory Corp. of America Holdings	15,288	3,772
*	Merit Medical Systems Inc.	58,456	3,589
	Charles River Laboratories International Inc.	10,582	2,477
	Bio-Rad Laboratories Inc. Class A	3,252	1,749
	Prestige Consumer Healthcare Inc.	25,430	1,419
*	Covetrus Inc.	42,633	888
			71,160
Industrials (15.6%)
*	KAR Auction Services Inc.	868,207	13,865
	BWX Technologies Inc.	205,326	10,513
*	Beacon Roofing Supply Inc.	167,383	10,279
*	GXO Logistics Inc.	173,553	9,419
*	WESCO International Inc.	67,449	8,470
	Applied Industrial Technologies Inc.	79,821	8,254
*	Univar Solutions Inc.	263,539	8,096
	Interface Inc. Class A	539,054	7,757

		Shares	Market Value ($000)
*	Esab Corp.	153,641	7,682
*	XPO Logistics Inc.	121,243	6,479
*	Stericycle Inc.	117,658	5,948
*	Teledyne Technologies Inc.	14,545	5,893
	EnerSys	80,666	5,463
*	Builders FirstSource Inc.	82,057	5,341
	HNI Corp.	137,725	5,252
*	Array Technologies Inc.	468,089	5,186
*	IAA Inc.	131,665	5,139
	Kaman Corp.	141,342	5,118
*	MRC Global Inc.	432,644	4,841
	Kennametal Inc.	137,728	3,821
	Resideo Technologies Inc.	158,026	3,733
	nVent Electric plc	101,890	3,607
	Masco Corp.	59,522	3,374
	ADT Inc.	449,607	3,363
	Quanta Services Inc.	27,310	3,250
	Greenbrier Cos. Inc.	77,353	3,219
*	Triumph Group Inc.	200,873	3,073
	Altra Industrial Motion Corp.	74,189	2,909
	Snap-on Inc.	11,895	2,639
	Brink's Co.	41,868	2,547
	AZZ Inc.	52,398	2,345
	Steelcase Inc. Class A	163,239	2,001
	Simpson Manufacturing Co. Inc.	9,930	1,076
	Nielsen Holdings plc	26,883	687
			180,639
Information Technology (11.9%)
	Silicon Motion Technology Corp. ADR	212,543	19,195
*	Ziff Davis Inc.	202,166	15,433
*	Verint Systems Inc.	253,247	12,926
*	ACI Worldwide Inc.	457,703	12,193
*	Insight Enterprises Inc.	96,754	9,561
	Jabil Inc.	154,916	9,530
	KBR Inc.	181,726	9,043
	Concentrix Corp.	55,696	8,627
*	Euronet Worldwide Inc.	71,051	8,608
	Belden Inc.	140,035	8,063
	TD SYNNEX Corp.	68,817	7,147
*	Fabrinet	69,871	6,070
	Zebra Technologies Corp. Class A	8,548	2,891
*	Cognyte Software Ltd.	388,724	2,752
	Keysight Technologies Inc.	14,819	2,158
*	MACOM Technology Solutions Holdings Inc. Class H	34,704	1,892
	MKS Instruments Inc.	13,089	1,616
			137,705
Materials (8.0%)
	Silgan Holdings Inc.	602,368	26,390
*	Axalta Coating Systems Ltd.	590,547	16,039
	Ashland Global Holdings Inc.	136,413	14,599
	FMC Corp.	80,968	9,925
	Eagle Materials Inc.	65,434	8,543
	Graphic Packaging Holding Co.	221,859	4,939
	Carpenter Technology Corp.	132,655	4,673
	Pactiv Evergreen Inc.	415,652	4,277
*	Diversey Holdings Ltd.	302,354	2,963
			92,348

		Shares	Market Value ($000)
Real Estate (9.0%)
	Gaming and Leisure Properties Inc.	377,508	17,675
	Medical Properties Trust Inc.	827,386	15,373
	SITE Centers Corp.	588,455	9,251
	Corporate Office Properties Trust	309,670	8,559
	Agree Realty Corp.	121,242	8,435
	Spirit Realty Capital Inc.	187,100	7,856
	STAG Industrial Inc.	224,279	7,468
	Newmark Group Inc. Class A	620,491	6,869
*	Howard Hughes Corp.	76,767	6,458
*	Sunstone Hotel Investors Inc.	461,873	5,529
	RPT Realty	377,661	4,596
	Jones Lang LaSalle Inc.	15,594	3,077
	CBRE Group Inc. Class A	33,886	2,807
			103,953
Utilities (2.3%)
	Portland General Electric Co.	169,670	8,356
	MDU Resources Group Inc.	303,281	8,304
	ALLETE Inc.	89,839	5,572
	Unitil Corp.	66,170	3,825
			26,057
Total Common Stocks (Cost $891,200)			1,075,363
Temporary Cash Investments (6.6%)
Money Market Fund (6.6%)
[1]	Vanguard Market Liquidity Fund, 0.854% (Cost $75,753)	757,673	75,760
Total Investments (99.7%) (Cost $966,953)			1,151,123
Other Assets and Liabilities—Net (0.3%)			3,697
Net Assets (100%)			1,154,820
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	513	47,758	(4,929)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.